CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 28,397,000	$ 491,827
Prepaid expenses	982,000	65,973
Total current assets	66,006,000	557,800
Marketable securities held in Trust Account	276,207,207	276,209,453
Total assets	146,301,000	276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities - Accounts payable and accrued expenses	13,660,000	1,630,832
Warrant liabilities	22,499,441	30,101,808
Deferred underwriting fee payable	9,660,000	9,660,000
Total liabilities	152,688,000	41,392,640
Commitments (Note 6)
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020	276,000,000	276,033,447
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock	1,000
Additional paid-in capital	(64,549,000)
Accumulated deficit	(265,507,000)	(171,784,000)
Total stockholders' equity (deficit)	(329,836,000)	(40,658,834)
Total liabilities, noncontrolling interest, redeemable convertible preferred stock and stockholders' equity (deficit)	146,301,000	276,767,253
Class B common stock
Stockholders' Deficit
Common stock	$ 690	$ 690